Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 18,591	$ 3,189
Partnership outside basis difference	39,133	164
Research and development credits	573	151
Compensation and benefits	324	0
Other	0	84
Less valuation allowance	(57,957)	(3,044)
Total deferred tax assets	664	544
Deferred tax liabilities:
Content library and intangible assets	(343)	(461)
Total deferred tax liabilities	(343)	(461)
Net deferred tax assets	$ 321	$ 83